OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER RESERVES
Balance at the beginning of the year	$ 5,999,771	$ 5,683,213
Net change in cash flow hedge reserve	2,301	1,175
Transfer of net loss on disposal of equity securities to deficit		0
Balance at the end of the year	16,241,345	5,999,771
Other reserves
OTHER RESERVES
Balance at the beginning of the year	54,276	85,252
Net change in cash flow hedge reserve	2,301	1,175
Transfer of net loss on disposal of equity securities to deficit		5,057
Net change in fair value of equity securities	(85,583)	(37,208)
Balance at the end of the year	(29,006)	54,276
Equity securities reserve
OTHER RESERVES
Balance at the beginning of the year	65,065	97,216
Transfer of net loss on disposal of equity securities to deficit		5,057
Net change in fair value of equity securities	(85,583)	(37,208)
Balance at the end of the year	(20,518)	65,065
Cash flow hedge reserve
OTHER RESERVES
Balance at the beginning of the year	(10,789)	(11,964)
Net change in cash flow hedge reserve	2,301	1,175
Balance at the end of the year	$ (8,488)	$ (10,789)